CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 $ / shares	Mar. 31, 2019 shares	Dec. 09, 2018 $ / shares shares	May 24, 2013 $ / shares
Accruals and other current liabilities	¥ 301,204	$ 41,507	¥ 299,317
Ordinary shares, par value | $ / shares							$ 0.00001
Ordinary shares, authorized						50,000,000,000
Treasury stock par value | $ / shares		$ 0.00001		$ 0.00001
Treasury stock shares	287,717,500	287,717,500	272,394,100
VIEs and VIEs Subsidiaries
Accruals and other current liabilities | ¥	¥ 242,575		¥ 246,158
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		0.00001		$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000			49,000,000,000
Ordinary shares, shares issued	2,436,575,800	2,436,575,800	2,433,963,400
Ordinary shares, shares outstanding	2,148,858,300	2,148,858,300	2,161,569,300		2,371,289,450
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000			500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004	303,234,004		303,234,004